Related party transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
Our related party transactions comprise of expenses for use of intellectual property, borrowings, and sublease previously described. We may also incur other expenses with related parties in the ordinary course of business, which are included in the consolidated financial statements.
The following is a summary of expenses charged by our controlling shareholder, DoubleU Games (in thousands):

	Three months ended June 30,		Six months ended June 30,		Statement of Income and Comprehensive Income Line Item
	2024	2023	2024	2023
Royalty expense (see Note 11)	$622	$698	$1,241	$1,450	Cost of revenue
Interest expense (see Note 5)	411	436	843	881	Interest expense
Rent expense (see Note 9)	323	307	657	624	General and administrative expense
Other expense	1,194	38	2,319	135	General and administrative expense
Amounts due to our controlling shareholder, DUG, are as follows (in thousands):

	At June 30,	At December 31,	Statement of Consolidated Balance Sheet Line Item
	2024	2023
4.6% Senior Notes due to related party due 2026	$—	$38,778	Current portion of borrowings with related party
4.6% Senior Notes due to related party due 2026	35,992	—	Long-term borrowing with related party
Royalties and other expenses	1,353	1,618	A/P and accrued expenses
Short-term lease liability	1,222	1,298	Short-term operating lease liabilities
Accrued interest on 4.6% Senior Notes with related party	—	9,501	Other current liabilities
Accrued interest on 4.6% Senior Notes with related party	158	—	Other non-current liabilities
Long-term lease liability	3,597	4,414	Long-term lease liabilities